Retirement Benefits (Components Of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	$ (218)	$ (179)	$ (168)
Defined Benefit Plan and Defined Contribution Plan Periodic Benefit Cost	891	832	845
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	46	61	60
Interest cost	128	174	165
Expected return on assets	(17)	(20)	(18)
Amortization of prior service cost	(82)	(28)	(19)
Curtailments	(124)
Amortization of unrecognized net (gain) loss	(9)	(9)	(10)
Net periodic benefit cost	(58)	178	178
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	341	386	366
Interest cost	729	757	737
Expected return on assets	(676)	(657)	(593)
Amortization of prior service cost	10	13	13
Curtailments	58	0	0
Amortization of unrecognized net (gain) loss	211	154	154
Net periodic benefit cost	$ 673	$ 653	$ 677